Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

12. Commitments and Contingencies

As stipulated in the agreement with the EPA and as described in Note 6, the Company is required to make two types of payments to the EPA and IDEQ, one for historical water treatment cost-recovery to the EPA, and the other for ongoing water treatment. Water treatment costs incurred through December 2021 are payable to the EPA, and water treatment costs incurred thereafter are payable to the IDEQ. The IDEQ (formerly the EPA) invoices the Company on an annual basis for the actual water treatment costs, which may exceed the recognized estimated costs significantly. When the Company receives the water treatment invoices, it records any liability for actual costs over and above any estimates made and adjusts future estimates as required based on these actual invoices received. The Company is required to pay for the actual costs regardless of the periodic required estimated accruals and payments made each year. As at March 31, 2022 and December 31, 2021, $5,185,709 and $5,110,706, respectively, is payable to the EPA and IDEQ, which has been included in accounts payable and accrued liabilities. The majority of these amounts relate to the EPA, given that they primarily relate to costs incurred through December 2021.

The Company pays a lease under a lease agreement which expires in May 2022. Monthly rental expenses are approximately C$26,000 and are offset by rental income obtained through short-term subleases held by the Company. See note 8.

Bunker Hill Mining Corp.

Notes to the Condensed Interim Consolidated Financial Statements (Unaudited)

Three Months Ended March 31, 2022

(Expressed in United States Dollars)

On July 28, 2021, a lawsuit was filed in the US District Court for the District of Idaho brought by Crescent Mining, LLC (“Crescent”). The named defendants include Placer Mining, Robert Hopper Jr., and the Company. The lawsuit alleges that Placer Mining and Robert Hopper Jr. intentionally flooded the Crescent Mine during the period from 1991 and 1994, and that the Company is jointly and severally liable with the other defendants for unspecified past and future costs associated with the presence of AMD in the Crescent Mine. The plaintiff has requested unspecified damages. On September 20, 2021, the Company filed a motion to dismiss Crescent’s claims against it, contending that such claims are facially deficient.  On March 2, 2022, Chief US District Court Judge, David C. Nye granted in part and denied in part the Company’s motion to dismiss. The court granted the Company’s motion to dismiss Crescent’s Cost Recovery claim under CERCLA Section 107(a), Declaratory Judgment, Tortious Interference, Trespass, Nuisance and Negligence claims. These claims were dismissed without prejudice. The court denied the motion to dismiss filed by Placer Mining Corp. for Crescent’s trespass, nuisance and negligence claims. Crescent later filed an amended complaint on April 1, 2022. Placer Mining Corp. and Bunker Hill Mining Corp are named as co-defendants. Bunker Hill and Placer have until May 20, 2022 to respond to the amended filing. The Company believes the lawsuit against Placer Mining Corp. is without merit and intends to defend Placer Mining Corp. vigorously pursuant to the Company’s indemnification of Placer Mining Corp in the Sale and Purchase agreement executed between the companies for Bunker Hill Mine on December 15, 2021.

On October 26, 2021, the Company asserted claims against Crescent in a separate lawsuit. Bunker Hill Mining Corporation v. Venzee Technologies Inc. et al, Case No. 2:21-cv-209-REP, filed in the same court on May 14, 2021. The Company has subsequently executed a tolling agreement with Venzee in exchange for dropping its lawsuit. The Company originally filed this lawsuit on May 14, 2021 against other parties but has since filed an amended complaint to include its claims against Crescent.

13. Commitments and contingencies

As stipulated by the agreements with Placer Mining as described in note 6, the Company is required to make a monthly payment of $60,000 for care and maintenance for the mine, up to the date of acquisition.

As stipulated in the agreement with the EPA and as described in Note 6, the Company is required to make two types of payments to the EPA, one for cost-recovery, and the other for water treatment. The EPA invoices the Company on an annual basis for the actual water treatment costs, which may exceed the recognized estimated costs significantly. When the Company receives the water treatment invoices, it records any liability for actual costs over and above any estimates made, and adjusts future estimates as required based on these actual invoices received. The Company is required to pay for the actual costs regardless of the periodic required estimated accruals and payments made each year. As at December 31, 2021, $16,417,208 payable to the EPA has been included in accounts payable and accrued liabilities (December 31, 2020 - $11,298,594 and June 30, 2021 – $7,915,235, respectively). An amended agreement has been signed to modify the payment amounts and terms to settle amounts outstanding under the original agreement.

The Company has entered into a lease agreement which expires in May 2022. Monthly rental expenses are approximately C$26,000 and are offset by rental income obtained through a series of short-term subleases held by the Company. See note 9.

On or about June 14, 2021, a lawsuit was filed in the US District Court for the District of Idaho brought by a purported personal representative of the estate of a minority shareholder of Placer Mining. The named defendants include Placer Mining, certain of Placer Mining’s shareholders, the Company, and certain of the Company’s shareholders. The lawsuit alleges that Placer Mining entered into a series of transactions, including amendments to the Company’s lease with Placer Mining, in breach of an agreement dated August 31, 2018, which allegedly restricted the sale of shares in Placer Mining by certain shareholders. On August 13, 2021, the Company filed a motion to dismiss the claim for lack of jurisdiction and standing. On September 3, 2021, the plaintiff responded to the motion to dismiss and agreed that Placer Mining should be dismissed for lack of jurisdiction. The Company, as well as other named defendants, filed replies in support of the motions to dismiss and argued that Placer Mining is an indispensable party and with dismissal of Placer Mining the lawsuit should be dismissed. The US District Court has not ruled on the motions to dismiss but the Company believes the motion to dismiss will be granted and the lawsuit dismissed.

On July 28, 2021, a lawsuit was filed in the US District Court for the District of Idaho brought by Crescent Mining, LLC (“Crescent”). The named defendants include Placer Mining, Robert Hopper Jr., and the Company. The lawsuit alleges that Placer Mining and Robert Hopper Jr. intentionally flooded the Crescent Mine during the period from 1991 and 1994, and that the Company is jointly and severally liable with the other defendants for unspecified past and future costs associated with the presence of acid mine drainage (“AMD”) in the Crescent Mine. The plaintiff has requested unspecified damages. On September 20, 2021, the Company filed a motion to dismiss Crescent’s claims against it, contending that such claims are facially deficient.  On March 2, 2022, Chief US District Court Judge, David C. Nye granted in part and denied in part the Company’s motion to dismiss. The court granted the Company’s motion to dismiss Crescent’s Cost Recovery claim under CERCLA Section 107(a), Declaratory Judgment, Tortious Interference, Trespass, Nuisance and Negligence claims. These claims were dismissed without prejudice. The court demined the motion to dismiss filed by Placer Mining Corp. for Crescent’s trespass, nuisance and negligence claims. If Crescent seeks to amend its complaint, it must do so within 30 days of the court’s judgement on March 2, 2022. The Company believes the lawsuit against Placer Mining Corp. is without merit and intends to defend Placer Mining Corp. vigorously pursuant to the Company’s indemnification of Placer Mining Corp in the Sale and Purchase agreement executed between the companies for Bunker Hill Mine on December 15, 2021.

The Company believes the claims in both lawsuits, as they relate to Bunker Hill, are without merit and intends to defend them vigorously.